UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, Texas  78701

13F File Number:  028-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC
Phone:     512.478.1271

Signature, Place, and Date of Signing:

 /s/ Bryant J. Regan     Austin, Texas/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $90,993 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101     4819   271203 SH       SOLE                   271203
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261     1521   100000 SH       SOLE                   100000
BOLT TECHNOLOGY CORP           COM              097698104     3410   227155 SH       SOLE                   227155
CAPITAL PRODUCT PARTNERS L P   COM UNIT LP      Y11082107     2497   330347 SH       SOLE                   330347
CECO ENVIRONMENTAL CORP        COM              125141101      438    55397 SH       SOLE                    55397
COBRA ELECTRS CORP             COM              191042100       80    18259 SH       SOLE                    18259
COMPASS DIVERSIFIED HOLDINGS   SH BEN INT       20451Q104      186    13300 SH       SOLE                    13300
CORELOGIC INC                  COM              21871D103      916    50000 SH       SOLE                    50000
EDGEN GROUP INC                CL A             28014Q107     4211   560000 SH       SOLE                   560000
EINSTEIN NOAH REST GROUP INC   COM              28257U104     1321    75200 SH       SOLE                    75200
EMCOR GROUP INC                COM              29084Q100     1689    60700 SH       SOLE                    60700
EMERITUS CORP                  COM              291005106     3790   225212 SH       SOLE                   225212
ENERGY SVCS OF AMERICA CORP    COM              29271Q103      213    94555 SH       SOLE                    94555
FLEETCOR TECHNOLOGIES INC      COM              339041105     5592   159595 SH       SOLE                   159595
FORUM ENERGY TECHNOLOGIES IN   COM              34984V100      738    37500 SH       SOLE                    37500
FRIEDMAN INDS INC              COM              358435105      108    10616 SH       SOLE                    10616
INTEGRATED ELECTRICAL SVC      COM              45811E301     1114   406700 SH       SOLE                   406700
INTERVAL LEISURE GROUP INC     COM              46113M108     2471   130000 SH       SOLE                   130000
LECROY CORP                    COM              52324W109     3629   254521 SH       SOLE                   254521
MARTHA STEWART LIVING OMNIME   CL A             573083102     1716   504740 SH       SOLE                   504740
MITEL NETWORKS CORP            COM              60671Q104     4703  1063924 SH       SOLE                  1063924
MTR GAMING GROUP INC           COM              553769100     8314  1750339 SH       SOLE                  1750339
NORTECH SYS INC                COM              656553104      545   151334 SH       SOLE                   151334
NORTHWEST PIPE CO              COM              667746101      133     5500 SH       SOLE                     5500
ORCHIDS PAPER PRODS CO DEL     COM              68572N104     2489   140760 SH       SOLE                   140760
ORION MARINE GROUP INC         COM              68628V308     2088   300000 SH       SOLE                   300000
PREMIERE GLOBAL SVCS INC       COM              740585104     3134   373560 SH       SOLE                   373560
RED LION HOTELS CORP           COM              756764106     1730   200000 SH       SOLE                   200000
RENTECH INC                    COM              760112102     3235  1570300 SH       SOLE                  1570300
RIGNET INC                     COM              766582100     8499   488738 SH       SOLE                   488738
ROBBINS & MYERS INC            COM              770196103      536    12808 SH       SOLE                    12808
SCHAWK INC                     CL A             806373106     2801   220543 SH       SOLE                   220543
THERMON GROUP HLDGS INC        COM              88362T103     4660   225000 SH       SOLE                   225000
UNITED RENTALS INC             COM              911363109     5276   155000 SH       SOLE                   155000
WEB COM GROUP INC              COM              94733A104     2391   130870 SH       SOLE                   130870